Summary of principal accounting policies - Foreign currency exchange rate risk (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies [Abstract]
(Depreciation)/appreciation of the US$ against RMB	11.80%	7.10%	(8.90%)